Discontinued operations (Details 6) - USD ($) $ in Millions	Apr. 08, 2019	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement [line items]
Property, plant and equipment		$ 12,263	$ 12,069
Right-of-use assets		1,676	1,677	$ 1,554
Goodwill		29,999	26,524
Intangible assets other than goodwill		36,809	28,787
Deferred tax assets		8,214	7,909
Inventories		7,131	5,982
Cash and cash equivalents		9,658	11,112		$ 13,271	$ 8,860
Deferred tax liabilities		(7,422)	(5,867)
Current and non-current lease liabilities		$ (2,005)	$ (1,949)	(1,736)
Discontinued operations
Statement [line items]
Property, plant and equipment	$ 2,858
Right-of-use assets	269			276
Goodwill	8,906
Intangible assets other than goodwill	11,121
Deferred tax assets	732
Financial and other non-current assets	526
Inventories	1,469
Trade receivables and other current assets	1,787
Cash and cash equivalents	628
Deferred tax liabilities	(1,713)
Current and non-current lease liabilities	(269)			$ (286)
Current and non-current financial debt	(3,538)
Trade payables, provisions and other liabilities	(2,751)
Net assets derecognized	$ 20,025